UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

QUARTERLY REPORT

June 30, 2011

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Aerospace – 0.4%
Cobham PLC	666,166	$2,262,349
Meggitt PLC	1,837,786	11,252,550

		$13,514,899

Airlines – 1.3%
Copa Holdings S.A., “A”	136,280	$9,095,327
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	151,300	8,917,622
Qantas Airways Ltd. (a)	6,768,813	13,417,214
Stagecoach Group PLC	1,829,431	7,495,979

		$38,926,142

Alcoholic Beverages – 0.5%
Carlsberg Group	72,700	$7,908,319
Davide Campari-Milano S.p.A.	967,834	7,957,870

		$15,866,189

Apparel Manufacturers – 2.6%
ANTA Sports Products Ltd.	3,982,000	$7,146,431
Arezzo Indústria e Comércio S.A. NPV (a)	395,240	5,533,588
Billabong International Ltd.	1,215,618	7,865,916
Burberry Group PLC	628,117	14,617,397
Cia.Hering	427,900	9,843,085
Gerry Weber International AG	113,595	7,458,141
Li & Fung Ltd.	3,642,000	7,324,883
Stella International Holdings Ltd.	6,483,500	16,430,166
Top Glove Corp.	2,079,800	3,616,145

		$79,835,752

Automotive – 1.2%
Geely Automobile Holdings Ltd.	27,160,000	$10,639,763
GKN PLC	1,873,600	6,970,306
Mando Corp.	43,799	9,124,090
NGK Spark Plug Co. Ltd	154,000	2,126,658
USS Co. Ltd.	99,820	7,743,005

		$36,603,822

Biotechnology – 0.6%
Abcam PLC	428,330	$2,864,941
Actelion Ltd.	127,884	6,298,753
Lonza Group AG	44,248	3,463,001
TECHNE Corp.	74,960	6,249,415

		$18,876,110

Broadcasting – 1.5%
Havas S.A.	2,868,710	$15,313,180
Nippon Television Network Corp.	20,610	2,932,807
Proto Corp.	173,300	6,005,925
Publicis Groupe (l)	150,000	8,363,740
Rightmove PLC	765,467	14,644,152

		$47,259,804

Brokerage & Asset Managers – 4.7%
Aberdeen Asset Management PLC	7,080,445	$25,352,549
Bolsa Mexicana de Valores S.A. de C.V.	3,386,400	6,799,698
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	580,600	8,984,391
Computershare Ltd.	566,333	5,387,819
Daiwa Securities Group, Inc.	2,052,000	9,040,076
GAM Holding Ltd.	126,423	2,075,097

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
ICAP PLC	1,544,363	$11,723,898
IG Group Holdings PLC	1,802,955	12,627,900
Osaka Securities Exchange Co. Ltd.	2,717	12,147,674
Rathbone Brothers PLC	641,435	11,643,318
Schroders PLC	902,534	22,408,634
Van Lanschot N.V.	41,747	1,743,535
Yuanta Financial Holding Co. Ltd.	20,074,000	13,952,189

		$143,886,778

Business Services – 8.7%
Amadeus Fire AG	253,777	$11,298,052
Amadeus Holdings AG (a)	1,592,177	33,040,294
Bunzl PLC	3,078,250	38,535,411
Cabcharge Australia Ltd.	2,084,916	11,538,685
Capgemini	122,461	7,174,507
Cielo S.A.	252,176	6,301,774
Cognizant Technology Solutions Corp., “A” (a)	163,550	11,994,757
CTS Eventim AG	152,750	10,554,971
Delek Automotive Systems Ltd.	244,781	2,743,599
Electrocomponents PLC	1,130,717	4,946,993
Hays PLC	4,500,000	7,438,943
HomeServe PLC	1,488,979	12,020,376
Intertek Group PLC	500,239	15,840,400
LPS Brasil - Consultoria de Imoveis S.A.	330,700	8,052,158
LSL Property Services PLC	2,039,488	9,156,990
Misumi Group Inc.	100,200	2,594,565
MITIE Group PLC	1,126,950	4,302,894
MSCI, Inc., “A” (a)	133,634	5,035,329
Multiplus S.A.	269,810	4,702,420
Nomura Research Institute Ltd.	637,000	13,942,533
Premier Farnell PLC	1,742,000	6,961,599
Redecard S.A.	268,200	4,041,947
SEEK Ltd.	772,821	5,361,608
Serco Group PLC	264,225	2,342,975
Sodexo	216,434	16,967,367
TAKKT AG	357,368	5,778,345
Wolseley PLC	69,381	2,262,694

		$264,932,186

Cable TV – 0.9%
Dish TV India Ltd. (a)	3,196,938	$6,296,392
Naspers	213,477	12,058,555
Telenet Group Holding N.V.	205,000	9,753,781

		$28,108,728

Chemicals – 0.7%
Nufarm Ltd. (a)	2,786,831	$13,474,590
Victrex PLC	372,623	8,970,619

		$22,445,209

Computer Software – 1.3%
Dassault Systemes S.A.	92,943	$7,913,010
OBIC Co. Ltd.	114,440	21,308,684
Totvs S.A.	494,500	9,125,429

		$38,347,123

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
Acer, Inc.	5,094,348	$8,927,715
Konica Minolta Holdings, Inc.	2,502,000	20,876,038
NICE Systems Ltd. (a)	323,183	11,720,617
Venture Corp. Ltd.	2,635,000	18,346,413
Wincor Nixdorf AG	76,514	5,529,531

		$65,400,314

Conglomerates – 1.1%
Alfa S.A.B de C.V.	434,150	$6,450,048
Ansell Ltd.	171,839	2,616,461
DCC PLC	431,544	12,293,910
First Pacific Co. Ltd.	8,252,000	7,370,035
Smiths Group PLC	262,605	5,061,829

		$33,792,283

Construction – 3.1%
Bellway PLC	2,335,757	$26,803,728
BUZZI UNICEM S.p.A (a)	943,300	13,138,934
China Shanshui Cement Group Ltd.	4,176,000	4,854,025
Corporacion GEO S.A.B. de C.V. (a)	3,556,000	8,185,011
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,601,655
Duratex S.A.	2,147,850	18,180,309
Geberit AG	52,784	12,506,182
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	4,101,200	8,998,576

		$96,268,420

Consumer Products – 4.5%
Beiersdorf AG	208,068	$13,502,409
Christian Dior S.A.	205,568	32,344,331
Dabur India Ltd.	6,184,133	15,770,732
Dr. Ci:Labo Co. Ltd.	605	3,088,690
Hengan International Group Co. Ltd.	961,500	8,669,524
Henkel KGaA, IPS	205,879	14,291,848
Kimberly-Clark de Mexico S.A. de C.V., “A”	1,156,260	7,608,000
Kose Corp.	107,300	2,782,963
Milbon Co. Ltd.	173,030	5,155,261
Oriflame Cosmetics S.A., SDR	187,600	9,232,891
PZ Cussons	427,300	2,441,431
Shiseido Co. Ltd.	191,300	3,577,632
Uni-Charm Corp.	402,400	17,585,306

		$136,051,018

Consumer Services – 1.6%
Anhanguera Educacional Participacoes S.A.	787,600	$16,764,856
Dignity PLC	1,164,884	14,769,687
Kakaku.com, Inc.	200	1,407,660
Kroton Educacional S.A., IEU (a)	491,316	6,375,003
Rakuten NPV	2,346	2,431,436
Thomas Cook Group PLC	3,488,852	7,447,246

		$49,195,888

Containers – 1.2%
Klabin S.A., IPS	2,136,200	$7,938,974
Mayr-Melnhof Karton AG	85,690	10,113,794
Owens-Illinois, Inc. (a)	450,600	11,629,986
Viscofan S.A.	207,728	8,268,949

		$37,951,703

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.0%
Kaba Holding AG	6,972	$3,028,871
Legrand S.A.	289,820	12,207,104
OMRON Corp.	88,821	2,468,782
Pfeiffer Vacuum Technology AG	82,019	10,284,729
Sensata Technologies Holding B.V. (a)	400,000	15,060,000
Spectris PLC	699,270	17,866,911

		$60,916,397

Electronics – 3.0%
Advantech Co. Ltd.	6,004,352	$20,461,013
ASM International N.V.	38,866	1,533,315
Domino Printing Sciences PLC	655,096	7,170,523
Halma PLC	1,188,055	7,899,743
Hirose Electric Co. Ltd.	68,408	7,012,099
Infineon Technologies AG	1,139,532	12,810,120
Melexis N.V.	237,947	4,344,291
Seoul Semiconductor Co. Ltd.	302,085	8,283,897
Siliconware Precision Industries Co.	11,093,000	14,331,959
Tripod Technology Corp.	2,255,000	9,378,926

		$93,225,886

Energy - Independent – 2.2%
Bankers Petroleum Ltd. (a)	2,027,080	$14,460,377
Cairn Energy PLC (a)	3,116,995	20,750,872
Cobalt International Energy, Inc. (a)	273,400	3,726,442
Fuchs Petrolub AG, IPS	262,422	14,609,363
Niko Resources Ltd.	150,000	9,364,405
Resource Generation Ltd. (a)	3,589,134	2,900,506

		$65,811,965

Engineering - Construction – 1.6%
Cape PLC	309,325	$2,730,481
Foster Wheeler AG (a)	118,800	3,609,144
JGC Corp.	1,150,000	31,494,475
Outotec Oyj	134,946	7,671,124
Toshiba Plant Kensetsu Co. Ltd.	329,000	3,900,802

		$49,406,026

Food & Beverages – 2.0%
Arca Continental S.A.B de C.V.	798,618	$5,664,707
Associated British Foods PLC	305,308	5,306,744
Britvic PLC	1,185,071	7,503,310
Coca-Cola Hellenic Bottling Co. S.A.	351,298	9,434,732
Cranswick PLC	8,402	98,237
Kerry Group PLC	298,968	12,362,634
M Dias Branco S.A Industria e Comercio de Alimentos	450,000	11,966,168
Tiger Brands Ltd.	352,653	10,300,359

		$62,636,891

Food & Drug Stores – 1.7%
Cosmos Pharmaceutical Corp.	44,300	$1,872,360
CP All PLC	5,981,900	8,615,104
Dairy Farm International Holdings Ltd.	645,300	5,291,460
FamilyMart Co. Ltd.	111,500	4,098,502
Lawson, Inc.	260,700	13,692,001
Magnit OJSC, GDR	420,300	13,193,217

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Sundrug Co. Ltd.	189,100	$6,003,654

		$52,766,298

Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., IPS	557,350	$4,031,962

Gaming & Lodging – 1.1%
InterContinental Hotels Group PLC	386,784	$7,914,805
Ladbrokes PLC	1,764,513	4,315,900
Paddy Power PLC	125,840	6,854,207
Sands China Ltd. (a)	3,156,400	8,600,175
William Hill PLC	1,807,362	6,625,257

		$34,310,344

General Merchandise – 0.8%
David Jones Ltd.	1,177,210	$5,141,838
E-Mart Co. Ltd. (a)	35,275	8,078,342
Lojas Renner S.A.	155,900	5,943,709
Shinsegae Co. Ltd.	12,458	3,961,496

		$23,125,385

Health Maintenance Organizations – 0.3%
Odontoprev S.A.	478,600	$7,973,344

Insurance – 4.4%
Admiral Group PLC	610,199	$16,266,819
Amlin PLC	1,988,020	12,957,322
Brasil Insurance Paticipaco e Administracao S.A.	10,700	13,369,429
Catlin Group Ltd.	1,488,461	9,605,789
CNinsure, Inc., ADR (a)(l)	323,235	4,761,252
Hiscox Ltd.	4,484,979	30,153,122
Insurance Australia Group Ltd.	1,496,740	5,477,734
Jardine Lloyd Thompson Group PLC	864,060	9,443,925
Mediolanum S.p.A.	1,750,101	8,080,702
Samsung Fire & Marine Insurance Co. Ltd.	35,398	8,236,540
Storebrand A.S.A.	2,039,745	17,376,103

		$135,728,737

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	123,600	$6,387,966
Shimano, Inc.	50,200	2,760,368
Ubisoft Entertainment S.A. (a)	500,000	5,012,443

		$14,160,777

Machinery & Tools – 4.1%
Aalberts Industries N.V.	239,640	$5,601,925
BEML Ltd.	303,020	3,932,939
Bucyrus International, Inc.	55,700	5,105,462
Burckhardt Compression Holding AG	17,500	5,328,576
Charter International PLC	652,877	8,298,853
Faiveley SA	33,600	3,435,115
Flowserve Corp.	61,190	6,724,169
GEA Group AG	850,500	30,445,308
GLORY Ltd.	232,500	5,233,397
Kennametal, Inc.	195,030	8,232,216
Neopost S.A.	119,703	10,283,312
Rotork PLC	166,366	4,501,774
Seco Tools AB, “B”	200,000	3,244,166

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Sinotruk (Hong Kong) Ltd.	9,417,000	$6,600,700
T.K. Corp. (a)	661,340	14,534,601
Union Tool Co.	175,700	3,825,513

		$125,328,026

Major Banks – 0.2%
Julius Baer Group Ltd.	126,423	$5,222,326

Medical & Health Technology & Services – 2.2%
Diagnosticos da America S.A.	945,600	$12,723,929
Fleury S.A.	524,100	7,633,225
Hogy Medical Co. Ltd.	43,800	1,978,306
Kobayashi Pharmaceutical Co. Ltd.	340,000	17,123,360
Miraca Holdings, Inc.	692,800	28,107,137

		$67,565,957

Medical Equipment – 3.6%
Cochlear Ltd.	141,328	$10,913,857
DENTSPLY International, Inc.	289,020	11,005,882
DIASORIN S.p.A.	92,785	4,453,677
Fisher & Paykel Healthcare Corp. Ltd.	7,033,297	16,082,759
Nakanishi, Inc.	80,000	8,237,998
Nihon Kohden Corp.	167,000	4,142,587
Smith & Nephew PLC	469,638	5,012,408
Sonova Holding AG	169,925	15,865,730
Synthes, Inc. (n)	150,077	26,400,700
Waters Corp. (a)	68,567	6,564,605

		$108,680,203

Metals & Mining – 2.2%
Iluka Resources Ltd.	1,587,848	$28,805,677
Inmet Mining Corp.	74,543	5,363,973
Maanshan Iron & Steel Co. Ltd.	14,672,000	6,814,741
MOIL Ltd.	1,045,127	7,816,972
SSAB Svenskt Stal AB, “A”	174,000	2,600,977
Ternium S.A., ADR	184,970	5,462,164
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	337,200	2,960,074
Voestalpine AG (l)	125,000	6,899,995

		$66,724,573

Natural Gas - Pipeline – 0.9%
Enagas S.A.	1,104,155	$26,755,891

Network & Telecom – 0.6%
Vtech Holdings Ltd.	1,532,100	$18,156,647

Oil Services – 2.2%
AMEC PLC	577,530	$10,084,746
Dresser-Rand Group, Inc. (a)	257,540	13,842,775
Fugro N.V.	137,477	9,912,292
John Wood Group PLC (a)	573,936	5,964,372
Oceaneering International, Inc.	277,200	11,226,600
Petroleum Geo-Services ASA (a)	189,290	2,705,070
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	157,550	13,646,581

		$67,382,436

Other Banks & Diversified Financials – 4.6%
Aeon Credit Service Co. Ltd.	626,900	$8,550,229
Azimut Holding SpA	741,900	6,923,200

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Chiba Bank Ltd.	1,814,451	$11,375,616
Commercial International Bank	1,265,222	6,308,621
Compartamos S.A.B. de C.V.	4,573,750	8,269,743
Credicorp Ltd.	81,980	7,058,478
CSU Cardsystem S.A.	1,717,990	5,063,758
Federal Bank Ltd.	1,197,924	12,155,790
Housing Development Finance Corp. Ltd.	463,660	7,353,027
Jyske Bank (a)	395,206	15,605,696
PT Bank Negara Indonesia Tbk.	1,730,000	783,568
Public Bank Berhad	40,588	178,886
Public Bank Berhad - Foreign Market	2,170,000	9,529,459
Shizuoka Bank Ltd.	881,000	8,100,586
Sydbank A/S	613,969	13,703,706
TISCO Financial Group Public Co. Ltd.	10,440,400	12,742,555
Unione di Banche Italiane S.c.p.A.	1,062,904	5,983,599

		$139,686,517

Pharmaceuticals – 1.4%
Genomma Lab Internacional S.A., “B” (a)	2,801,100	$7,138,816
Hisamitsu Pharmaceutical Co., Inc.	83,500	3,560,178
Santen Pharmaceutical Co. Ltd.	490,400	19,935,018
Virbac SA	78,049	13,344,247

		$43,978,259

Pollution Control – 0.1%
Daiseki Co. Ltd.	218,100	$4,414,332

Railroad & Shipping – 0.4%
Diana Shipping, Inc. (a)	625,000	$6,850,000
Precious Shipping Public Co. Ltd.	8,078,200	3,891,208

		$10,741,208

Real Estate – 1.7%
Ascendas Real Estate Investment Trust, REIT	7,632,466	$12,676,244
Brasil Brokers Participacoes S.A.	2,103,300	10,309,964
Deutsche Wohnen AG	1,504,275	26,177,093
Midland Holdings Ltd.	5,594,000	3,284,088

		$52,447,389

Special Products & Services – 0.5%
Filtrona PLC	1,807,793	$10,665,610
SK KAKEN Co. Ltd.	50,000	1,726,601
Tikkurila Oyj	113,311	2,627,444

		$15,019,655

Specialty Chemicals – 4.5%
Air Water, Inc.	323,000	$3,892,804
Chugoku Marine Paints Ltd.	643,000	5,023,874
Croda International PLC	1,491,287	45,164,233
Elementis PLC	3,875,642	10,729,865
Japan Pure Chemical Co. Ltd.	365	930,486
Kansai Paint Co. Ltd.	1,129,000	10,299,215
Mexichem S.A.B de C.V.	1,801,500	7,260,775
Nippon Paint Co. Ltd.	441,000	3,533,864
Sika AG	5,239	12,630,928
Symrise AG	583,013	18,583,129
W. R. Grace & Co. (a)	408,400	18,635,292

		$136,684,465

7

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer				Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.4%
Abc-Mart, Inc.				311,100	$12,626,625
Bulgari S.p.A. (l)				318,751	5,625,421
Cj O Shopping Co. Ltd.				48,566	10,494,241
Delticom AG				33,194	3,552,457
DeNA Co. Ltd.				68,800	2,967,147
Esprit Holdings Ltd.				2,909,568	9,063,461
Halfords Group PLC				373,500	2,225,154
Hyundai Home Shopping Network Corp.				47,905	5,742,598
JB Hi-Fi Ltd. (l)				196,156	3,607,228
Mitra Adiperkasa Tbk.				2,281,500	1,057,543
NEXT PLC				639,069	23,846,916
Nitori Co. Ltd.				75,000	7,126,892
Point, Inc.				47,890	2,089,657
Shimamura Co. Ltd.				31,100	2,973,977
Travis Perkins PLC				301,350	4,785,733
Yamada Denki Co. Ltd.				75,200	6,134,635

					$103,919,685

Telecommunications - Wireless – 0.3%
Tim Participacoes S.A., ADR				169,000	$8,316,490

Telephone Services – 0.8%
Empresa Nacional de Telecomunicaciones S.A.				269,910	$5,480,210
PT XL Axiata Tbk				22,774,500	16,332,946
TDC A/S				415,000	3,787,397

					$25,600,553

Tobacco – 1.5%
KT&G Corp.				144,605	$8,993,370
Swedish Match AB				1,090,740	36,575,279

					$45,568,649

Trucking – 1.3%
DSV A/S				881,976	$21,143,143
Yamato Holdings Co. Ltd.				1,109,700	17,429,897

					$38,573,040

Utilities - Electric Power – 1.3%
Aguas Andinas S.A., “A”				9,949,604	$5,388,349
Cheung Kong Infrastructure Holdings Ltd.				1,279,000	6,661,591
Eletropaulo Metropolitana S.A., IPS				353,600	7,671,737
Equatorial Energia S.A.				701,800	5,351,245
Manila Water Co.				12,506,000	5,379,297
Tractebel Energia S.A.				465,600	8,204,274

					$38,656,493

Total Common Stocks					$2,920,779,174

	Strike Price		First Exercise
Rights
Business Services – 0.0%
LPS Brasil Consultoria de Imoveis S.A. (1 share for 1 right) (a)	BRL	39.43	6/30/11	3,998	$0

Issuer				Shares/Par	Value ($)
Collateral for Securities Loaned – 0.6%
Morgan Stanley Repurchase Agreement, 0.01%, dated 6/30/11, due 7/01/11, total to be received $17,242,053 (secured by U.S. Treasury and Federal Agency obligations valued at $17,586,895 in an individually traded account)				17,242,048	$17,242,048

8

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Money Market Funds (v) – 4.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	134,532,964	$134,532,964

Total Investments		$3,072,554,186

Other Assets, Less Liabilities – (0.5)%		(13,844,763)

Net Assets – 100.0%		$3,058,709,423

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,400,700, representing 0.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR GDR IEU IPS PLC REIT SDR	American Depository Receipt Global Depository Receipt International Equity Unit International Preference Stock Public Limited Company Real Estate Investment Trust Swedish Depository Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL   Brazilian Real

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$611,057,213	$—	$—	$611,057,213
Japan	59,140,950	356,636,901	—	415,777,851
Brazil	217,363,242	—	—	217,363,242
Germany	184,875,497	—	—	184,875,497
United States	138,642,074	—	—	138,642,074
France	132,358,357	—	—	132,358,357
Australia	16,301,676	100,207,456	—	116,509,132
Switzerland	92,820,164	—	—	92,820,164
Hong Kong	29,091,660	53,090,844	—	82,182,504
Other Countries	683,065,615	246,127,525	—	929,193,140
Short Term Securities	—	17,242,048	—	17,242,048
Mutual Funds	134,532,964	—	—	134,532,964

Total Investments	$2,299,249,412	$773,304,774	$—	$3,072,554,186

For further information regarding security characteristics, see the Portfolio of Investments.

10

MFS International New Discovery Fund

Supplemental Information (Unaudited) 6/30/11 - continued

Of the level 2 investments presented above, equity investments amounting to $579,691,018 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,575,714,274

Gross unrealized appreciation	$646,360,175
Gross unrealized depreciation	(149,520,263)

Net unrealized appreciation (depreciation)	$496,839,912

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,168,300	522,206,469	(424,841,805)	134,532,964

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$93,733	$134,532,964

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2011, are as follows:

United Kingdom	20.0%
Japan	13.6%
United States	9.0%
Brazil	7.1%
Germany	6.0%
France	4.3%
Australia	3.8%
Switzerland	3.0%
Hong Kong	2.7%
Other Countries	30.5%

11

MFS® Research Fund

QUARTERLY REPORT

June 30, 2011

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 2.4%
Goodrich Corp.	80,210	$7,660,055
Honeywell International, Inc.	331,120	19,731,441
Precision Castparts Corp.	169,790	27,955,924

		$55,347,420

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	117,830	$10,602,343
Phillips-Van Heusen Corp.	112,180	7,344,425

		$17,946,768

Automotive – 1.1%
General Motors Co. (a)	404,440	$12,278,798
Johnson Controls, Inc.	305,120	12,711,299

		$24,990,097

Biotechnology – 1.3%
Amgen, Inc. (a)	254,960	$14,876,907
Gilead Sciences, Inc. (a)	387,950	16,065,010

		$30,941,917

Broadcasting – 2.0%
Viacom, Inc., “B”	450,860	$22,993,860
Walt Disney Co.	560,560	21,884,262

		$44,878,122

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	157,700	$15,998,665
Blackrock, Inc.	82,513	15,826,819
CME Group, Inc.	32,370	9,438,768
Franklin Resources, Inc.	188,000	24,682,520
GFI Group, Inc.	1,833,810	8,417,188

		$74,363,960

Business Services – 1.2%
Accenture PLC, “A”	306,150	$18,497,583
FleetCor Technologies, Inc. (a)	280,600	8,316,984

		$26,814,567

Cable TV – 1.6%
Comcast Corp., “Special A”	949,270	$23,000,812
DIRECTV, “A” (a)	208,960	10,619,347
Virgin Media, Inc.	123,080	3,683,784

		$37,303,943

Chemicals – 2.3%
Celanese Corp.	473,230	$25,227,891
Ecolab, Inc.	210,150	11,848,257
Monsanto Co.	209,980	15,231,949

		$52,308,097

Computer Software – 4.2%
Autodesk, Inc. (a)	382,480	$14,763,728
Check Point Software Technologies Ltd. (a)	290,050	16,489,343
Oracle Corp.	1,327,930	43,702,176
Red Hat, Inc. (a)	306,220	14,055,498
VeriSign, Inc.	243,820	8,158,217

		$97,168,962

Computer Software - Systems – 6.2%
Apple, Inc. (a)(s)	259,300	$87,039,231

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
EMC Corp. (a)	1,292,050	$35,595,978
International Business Machines Corp.	111,520	19,131,256

		$141,766,465

Construction – 1.0%
Owens Corning (a)	613,110	$22,899,659

Consumer Products – 1.5%
Avon Products, Inc.	969,610	$27,149,080
Newell Rubbermaid, Inc.	407,440	6,429,403

		$33,578,483

Electrical Equipment – 2.3%
Danaher Corp.	1,010,600	$53,551,694

Electronics – 2.9%
Advanced Micro Devices, Inc. (a)	1,553,728	$10,860,559
ASML Holding N.V.	370,800	13,704,768
First Solar, Inc. (a)(l)	86,780	11,478,391
Hittite Microwave Corp. (a)	76,100	4,711,351
JDS Uniphase Corp. (a)	293,550	4,890,543
Microchip Technology, Inc.	310,760	11,780,912
Samsung Electronics Co. Ltd., GDR	26,294	10,191,554

		$67,618,078

Energy - Independent – 4.5%
Apache Corp.	218,390	$26,947,142
Cabot Oil & Gas Corp.	173,230	11,486,881
CONSOL Energy, Inc.	66,190	3,208,891
EOG Resources, Inc.	198,960	20,801,268
Occidental Petroleum Corp.	396,770	41,279,951

		$103,724,133

Energy - Integrated – 5.5%
BP PLC, ADR	311,940	$13,815,823
Chevron Corp. (s)	269,550	27,720,522
EQT Corp.	216,530	11,372,156
Exxon Mobil Corp. (s)	701,150	57,059,587
QEP Resources, Inc.	405,760	16,972,941

		$126,941,029

Engineering - Construction – 1.5%
Fluor Corp.	548,840	$35,487,994

Food & Beverages – 3.6%
Bunge Ltd.	233,150	$16,075,693
General Mills, Inc.	689,250	25,653,885
Groupe Danone	185,920	13,871,532
PepsiCo, Inc.	397,230	27,976,909

		$83,578,019

Food & Drug Stores – 0.9%
CVS Caremark Corp.	299,990	$11,273,624
Metro, Inc., “A”	182,070	9,059,608

		$20,333,232

General Merchandise – 2.8%
Dollar General Corp. (a)	265,510	$8,998,134
Kohl’s Corp.	291,720	14,588,917

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – continued
Target Corp.	873,170	$40,960,405
		$64,547,456

Health Maintenance Organizations – 0.7%
WellPoint, Inc.	206,010	$16,227,408

Insurance – 4.1%
ACE Ltd.	279,520	$18,398,006
Aon Corp.	269,890	13,845,357
Chubb Corp.	273,860	17,146,375
MetLife, Inc.	648,030	28,429,076
Prudential Financial, Inc.	274,740	17,470,717

		$95,289,531

Internet – 1.3%
Google, Inc., “A” (a)	60,740	$30,757,521

Machinery & Tools – 1.0%
Cummins, Inc.	131,340	$13,592,377
Regal Beloit Corp.	136,050	9,084,059

		$22,676,436

Major Banks – 4.6%
Bank of America Corp.	2,015,610	$22,091,086
Comerica, Inc.	285,590	9,872,846
Goldman Sachs Group, Inc.	183,190	24,380,757
JPMorgan Chase & Co.	947,540	38,792,288
SunTrust Banks, Inc.	451,980	11,661,084

		$106,798,061

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	210,310	$8,706,834
Quest Diagnostics, Inc.	172,030	10,166,973
VCA Antech, Inc. (a)	531,340	11,264,408

		$30,138,215

Medical Equipment – 3.7%
Becton, Dickinson & Co.	153,540	$13,230,542
Covidien PLC	375,220	19,972,961
Medtronic, Inc.	552,240	21,277,807
St. Jude Medical, Inc.	85,830	4,092,374
Thermo Fisher Scientific, Inc. (a)	413,680	26,636,855

		$85,210,539

Metals & Mining – 1.0%
Teck Resources Ltd., “B”	448,645	$22,803,233

Natural Gas - Distribution – 0.6%
AGL Resources, Inc.	334,800	$13,629,708

Natural Gas - Pipeline – 0.3%
Kinder Morgan, Inc.	238,780	$6,860,149

Network & Telecom – 1.0%
Cisco Systems, Inc.	305,080	$4,762,299
F5 Networks, Inc. (a)	120,830	13,321,508
Finisar Corp. (a)	259,600	4,680,588

		$22,764,395

Oil Services – 3.0%
Cameron International Corp. (a)	264,410	$13,297,179

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Halliburton Co.	423,190	$21,582,690
Schlumberger Ltd.	276,050	23,850,720
Transocean, Inc.	145,070	9,365,719

		$68,096,308

Other Banks & Diversified Financials – 3.0%
Citigroup, Inc.	714,781	$29,763,481
Discover Financial Services	386,870	10,348,773
Visa, Inc., “A”	346,810	29,222,211

		$69,334,465

Pharmaceuticals – 4.2%
Abbott Laboratories	643,140	$33,842,027
Hospira, Inc. (a)	145,520	8,245,163
Johnson & Johnson	249,450	16,593,414
Pfizer, Inc.	1,108,140	22,827,684
Teva Pharmaceutical Industries Ltd., ADR	325,230	15,682,591

		$97,190,879

Pollution Control – 0.6%
Republic Services, Inc.	445,670	$13,748,920

Railroad & Shipping – 0.9%
CSX Corp.	750,630	$19,681,519

Restaurants – 1.7%
McDonald’s Corp.	455,690	$38,423,781

Specialty Chemicals – 1.3%
Airgas, Inc.	412,490	$28,890,800

Specialty Stores – 2.8%
Abercrombie & Fitch Co., “A”	102,240	$6,841,901
Amazon.com, Inc. (a)	26,110	5,339,234
PetSmart, Inc.	348,510	15,811,899
Ross Stores, Inc.	114,300	9,157,716
Tiffany & Co.	216,990	17,038,055
Urban Outfitters, Inc. (a)	352,410	9,920,342

		$64,109,147

Telecommunications - Wireless – 0.3%
SBA Communications Corp. (a)	119,980	$4,582,036
Sprint Nextel Corp. (a)	466,430	2,514,058

		$7,096,094

Telephone Services – 2.3%
American Tower Corp., “A” (a)	211,330	$11,058,899
AT&T, Inc.	913,820	28,703,086
CenturyLink, Inc.	141,674	5,727,880
Verizon Communications, Inc.	219,620	8,176,453

		$53,666,318

Tobacco – 3.2%
Altria Group, Inc.	1,004,090	$26,518,017
Philip Morris International, Inc.	453,480	30,278,860
Reynolds American, Inc.	476,740	17,663,217

		$74,460,094

Trucking – 1.1%
Expeditors International of Washington, Inc.	481,290	$24,637,235

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.7%
AES Corp. (a)	903,080	$11,505,239
American Electric Power Co., Inc.	473,020	17,823,394
CMS Energy Corp.	493,140	9,709,927
		$39,038,560

Total Common Stocks		$2,267,619,411

Convertible Preferred Stocks – 0.3%
Utilities - Electric Power – 0.3%
PPL Corp., 9.5%	112,570	$6,292,663

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased – 0.0%
Best Buy Inc. - September 2011 @ $33	3,889	$451,124
Lennar Corp. - August 2011 @ $20	2,183	52,392

Total Call Options Purchased		$503,516

Issuer	Shares/Par
Collateral for Securities Loaned – 0.3%
Morgan Stanley, Repurchase Agreement, 0.01%, dated 6/30/11, due 7/01/11, total to be received $7,707,797 (secured by U.S. Treasury and Federal Agency obligations valued at $7,861,953 in an individually traded account), at Net Asset Value	7,707,795	$7,707,795

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	32,367,046	$32,367,046

Total Investments		$2,314,490,431

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Written – 0.0%
Lennar Corp. - August 2011 @ $16	(2,183)	$(48,026)
Other Assets, Less Liabilities – (0.5)%		(12,338,034)

Net Assets – 100.0%		$2,302,104,371

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At June 30, 2011, the value of securities pledged amounted to $2,209,777. At June 30, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,274,415,590	$—	$—	$2,274,415,590
Short Term Securities	—	7,707,795	—	7,707,795
Mutual Funds	32,367,046	—	—	32,367,046

Total Investments	$2,306,782,636	$7,707,795	$—	$2,314,490,431

Other Financial Instruments
Written Options	$(48,026)	$—	$—	$(48,026)

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Research Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,062,926,990

Gross unrealized appreciation	$312,695,727
Gross unrealized depreciation	(61,132,286)

Net unrealized appreciation (depreciation)	$251,563,441

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,329,240	206,525,880	(193,488,074)	32,367,046

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,351	$32,367,046

7

MFS@ Total Return Fund

QUARTERLY REPORT

June 30, 2011

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 59.9%
Aerospace – 4.4%
Honeywell International, Inc.	793,130	$47,262,609
Huntington Ingalls Industries, Inc. (a)	62,796	2,166,462
Lockheed Martin Corp.	1,314,040	106,397,819
Northrop Grumman Corp.	376,920	26,139,402
Precision Castparts Corp.	72,750	11,978,288
United Technologies Corp.	1,055,560	93,427,616

		$287,372,196

Alcoholic Beverages – 0.9%
Diageo PLC	2,253,430	$46,039,859
Heineken N.V.	181,051	10,887,994

		$56,927,853

Apparel Manufacturers – 0.1%
NIKE, Inc., “B”	106,600	$9,591,868

Automotive – 0.7%
General Motors Co. (a)	316,190	$9,599,528
Johnson Controls, Inc.	866,660	36,105,056

		$45,704,584

Broadcasting – 2.1%
Omnicom Group, Inc.	758,200	$36,514,912
Viacom, Inc., “B”	977,100	49,832,100
Walt Disney Co.	1,274,860	49,770,534

		$136,117,546

Brokerage & Asset Managers – 0.7%
Blackrock, Inc.	76,767	$14,724,678
Charles Schwab Corp.	728,270	11,980,042
Franklin Resources, Inc.	125,600	16,490,024

		$43,194,744

Business Services – 1.0%
Accenture PLC, “A”	717,890	$43,374,914
Dun & Bradstreet Corp.	140,320	10,599,773
Western Union Co.	590,460	11,826,914

		$65,801,601

Cable TV – 0.4%
Comcast Corp., “Special A”	1,198,300	$29,034,809

Chemicals – 2.0%
3M Co.	583,130	$55,309,881
Celanese Corp.	359,820	19,182,004
E.I. du Pont de Nemours & Co.	239,340	12,936,327
PPG Industries, Inc.	491,130	44,589,693

		$132,017,905

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	199,040	$11,315,424
Microsoft Corp.	336,230	8,741,980
Oracle Corp.	1,940,130	63,849,678

		$83,907,082

Computer Software - Systems – 1.6%
Hewlett-Packard Co.	926,590	$33,727,876
International Business Machines Corp.	404,010	69,307,916

		$103,035,792

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.6%
Pulte Homes, Inc. (a)	506,000	$3,875,960
Sherwin-Williams Co.	220,460	18,489,980
Stanley Black & Decker, Inc.	275,551	19,853,450

		$42,219,390

Consumer Products – 1.0%
Avon Products, Inc.	610,340	$17,089,520
Procter & Gamble Co.	580,478	36,900,986
Reckitt Benckiser Group PLC	170,283	9,401,372

		$63,391,878

Electrical Equipment – 1.2%
Danaher Corp.	1,273,950	$67,506,611
Tyco International Ltd.	187,290	9,257,745

		$76,764,356

Electronics – 0.5%
ASML Holding N.V.	94,660	$3,498,634
Intel Corp.	920,760	20,404,042
Microchip Technology, Inc.	264,340	10,021,129

		$33,923,805

Energy - Independent – 3.0%
Anadarko Petroleum Corp.	176,150	$13,521,274
Apache Corp.	688,160	84,912,062
EOG Resources, Inc.	260,780	27,264,549
Noble Energy, Inc.	255,960	22,941,695
Occidental Petroleum Corp.	454,820	47,319,473

		$195,959,053

Energy - Integrated – 3.8%
Chevron Corp.	727,425	$74,808,387
EQT Corp.	265,660	13,952,463
Exxon Mobil Corp.	1,457,268	118,592,470
Hess Corp.	422,470	31,583,857
QEP Resources, Inc.	172,570	7,218,603

		$246,155,780

Engineering - Construction – 0.3%
Fluor Corp.	274,780	$17,767,275

Food & Beverages – 2.7%
General Mills, Inc.	775,410	$28,860,760
Groupe Danone	204,185	15,234,287
J.M. Smucker Co.	114,150	8,725,626
Kellogg Co.	281,270	15,559,856
Nestle S.A.	917,212	57,001,876
PepsiCo, Inc.	718,380	50,595,503

		$175,977,908

Food & Drug Stores – 0.8%
CVS Caremark Corp.	816,099	$30,669,000
Kroger Co.	399,250	9,901,400
Walgreen Co.	218,840	9,291,946

		$49,862,346

General Merchandise – 1.1%
Kohl’s Corp.	533,530	$26,681,835
Target Corp.	996,790	46,759,419

		$73,441,254

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.1%
WellPoint, Inc.	69,330	$5,461,124

Insurance – 4.1%
ACE Ltd.	670,210	$44,113,222
Aon Corp.	639,020	32,781,726
Chubb Corp.	215,540	13,494,959
MetLife, Inc.	1,754,410	76,965,967
Prudential Financial, Inc.	986,400	62,725,176
Travelers Cos., Inc.	712,413	41,590,671

		$271,671,721

Leisure & Toys – 0.5%
Hasbro, Inc.	510,690	$22,434,612
Mattel, Inc.	287,990	7,916,845

		$30,351,457

Machinery & Tools – 0.4%
Eaton Corp.	535,610	$27,557,135

Major Banks – 7.3%
Bank of America Corp.	4,790,680	$52,505,853
Bank of New York Mellon Corp.	2,824,548	72,364,920
Goldman Sachs Group, Inc.	666,402	88,691,442
JPMorgan Chase & Co.	3,259,761	133,454,615
PNC Financial Services Group, Inc.	418,359	24,938,380
State Street Corp.	836,180	37,703,356
SunTrust Banks, Inc.	219,570	5,664,906
Wells Fargo & Co.	2,233,240	62,664,714

		$477,988,186

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	261,690	$10,833,966
Quest Diagnostics, Inc.	190,480	11,257,368

		$22,091,334

Medical Equipment – 2.4%
Becton, Dickinson & Co.	423,180	$36,465,421
Covidien PLC	320,560	17,063,409
Medtronic, Inc.	1,005,190	38,729,971
St. Jude Medical, Inc.	595,070	28,372,938
Thermo Fisher Scientific, Inc. (a)	525,240	33,820,204

		$154,451,943

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	100,270	$9,269,962

Natural Gas - Distribution – 0.0%
AGL Resources, Inc.	49,170	$2,001,711

Natural Gas - Pipeline – 0.4%
Kinder Morgan, Inc.	178,980	$5,142,095
Williams Cos., Inc.	602,290	18,219,273

		$23,361,368

Network & Telecom – 0.4%
Cisco Systems, Inc.	1,531,790	$23,911,242

Oil Services – 0.3%
Schlumberger Ltd.	109,880	$9,493,632
Transocean, Inc.	193,960	12,522,058

		$22,015,690

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.9%
MasterCard, Inc., “A”	67,852	$20,446,522
TCF Financial Corp.	600,880	8,292,144
Visa, Inc., “A”	219,880	18,527,089
Zions Bancorporation	419,510	10,072,435

		$57,338,190

Pharmaceuticals – 4.1%
Abbott Laboratories	1,300,770	$68,446,517
Bayer AG	117,267	9,427,835
GlaxoSmithKline PLC	383,584	8,212,546
Johnson & Johnson	1,322,450	87,969,374
Merck & Co., Inc.	230,950	8,150,226
Pfizer, Inc.	3,607,655	74,317,693
Roche Holding AG	60,966	10,202,695

		$266,726,886

Railroad & Shipping – 0.3%
Canadian National Railway Co.	139,120	$11,115,688
CSX Corp.	307,590	8,065,010

		$19,180,698

Restaurants – 0.4%
McDonald’s Corp.	341,790	$28,819,733

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	438,320	$41,894,626
Airgas, Inc.	99,800	6,989,992

		$48,884,618

Specialty Stores – 0.4%
Advance Auto Parts, Inc.	181,410	$10,610,671
Staples, Inc.	913,450	14,432,510

		$25,043,181

Telecommunications - Wireless – 0.7%
Vodafone Group PLC	17,440,414	$46,269,111
Vodafone Group PLC, ADR	108,900	2,909,808

		$49,178,919

Telephone Services – 1.5%
AT&T, Inc.	2,739,648	$86,052,344
CenturyLink, Inc.	319,157	12,903,518

		$98,955,862

Tobacco – 2.2%
Altria Group, Inc.	493,840	$13,042,314
Philip Morris International, Inc.	1,656,090	110,577,129
Reynolds American, Inc.	640,340	23,724,597

		$147,344,040

Trucking – 0.2%
United Parcel Service, Inc., “B”	215,420	$15,710,581

Utilities - Electric Power – 2.0%
American Electric Power Co., Inc.	352,680	$13,288,982
Dominion Resources, Inc.	103,328	4,987,643
Entergy Corp.	229,610	15,677,771
NextEra Energy, Inc.	177,060	10,173,868
NRG Energy, Inc. (a)	433,170	10,647,319
PG&E Corp.	587,360	24,686,741

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PPL Corp.	800,190	$22,269,288
Public Service Enterprise Group, Inc.	896,230	29,252,947

		$130,984,559

Total Common Stocks		$3,926,469,165

Bonds – 38.1%
Agency - Other – 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,094,481

Asset-Backed & Securitized – 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.636%, 2017 (z)	$7,252,142	$7,034,578
Banc of America Commercial Mortgage, Inc., FRN, 5.93%, 2051	13,600,000	14,778,145
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040 (z)	7,462,409	4,173,818
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,011,344	121,361
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,096,000	8,140,528
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	14,105,112	14,966,126
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	10,345,892
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	5,182,818	3,408,341
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	852,520
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,209,489
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	2,279,327	2,447,398
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	7,065,861	7,696,972
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.067%, 2045	7,340,374	8,146,727
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	16,230,000	17,504,029
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	12,669,291	13,478,252
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.02%, 2050	1,948,101	2,085,485
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	9,759,829	10,445,350
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(z)	36,968,161	931,598
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	2,937,680	2,962,909
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	3,511,232
Spirit Master Funding LLC, 5.05%, 2023 (z)	7,535,431	6,693,422
Structured Asset Securities Corp., FRN, 4.67%, 2035	342,419	341,768
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	18,785,000	20,436,987

		$161,712,927

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,616,802

Broadcasting – 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,891,644
News America, Inc., 8.5%, 2025	5,903,000	7,467,750

		$10,359,394

Cable TV – 0.4%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,125,995
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,354,704
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	9,164,042

		$23,644,741

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$9,009,077

Consumer Services – 0.2%
Western Union Co., 5.4%, 2011	$10,085,000	$10,266,812

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,742,004

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$9,402,419

Emerging Market Quasi-Sovereign – 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$1,789,000	$1,699,681
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,612,409
Petroleos Mexicanos, 8%, 2019	4,145,000	5,110,785
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,543,219
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	5,328,770	5,808,359

		$15,774,453

Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$551,000	$673,047
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,330,000

		$13,003,047

Energy - Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$7,940,624

Energy - Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,693,878
BP Capital Markets PLC, 4.742%, 2021	7,340,000	7,571,959
Hess Corp., 8.125%, 2019	1,740,000	2,201,615
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,863,753
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,336,889
Petro-Canada, 6.05%, 2018	9,475,000	10,727,766

		$32,395,860

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,536,144
General Electric Capital Corp., 4.625%, 2021	5,210,000	5,240,666

		$7,776,810

Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$7,380,000	$9,975,029
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,588,717

		$17,563,746

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,600,632

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$6,968,706

Insurance – 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$8,503,000	$7,822,760
MetLife, Inc., 4.75%, 2021	1,810,000	1,845,141
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,553,854
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,442,179
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,612,809

		$17,276,743

Insurance - Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$8,200,000	$8,487,000
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	770,000	777,284
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	2,910,375

		$12,174,659

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,890,000	$5,132,554
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,403,888
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	8,600,000	7,230,097

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
KFW International Finance, Inc., 4.875%, 2019	$7,250,000	$8,199,786
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,265,870
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,298,729

		$45,530,924

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$7,018,938

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,641,637

Major Banks – 1.7%
ABN Amro Bank N.V., FRN, 2.043%, 2014 (n)	$11,580,000	$11,820,401
Bank of America Corp., 7.375%, 2014	2,825,000	3,175,854
Bank of America Corp., 5.49%, 2019	4,135,000	4,142,861
Bank of America Corp., 7.625%, 2019	3,980,000	4,610,400
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,088,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,089,597
Credit Suisse New York, 5.5%, 2014	8,200,000	9,006,429
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,737,172
HSBC USA, Inc., 4.875%, 2020	4,130,000	4,066,125
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,608,168
JPMorgan Chase Capital XXII, 6.45%, 2037	3,143,000	3,166,811
JPMorgan Chase Capital XXVII, 7%, 2039	816,000	814,988
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,290,654
Morgan Stanley, 5.75%, 2016	6,120,000	6,500,223
Morgan Stanley, 6.625%, 2018	6,920,000	7,623,024
PNC Funding Corp., 5.625%, 2017	6,510,000	7,168,213
Royal Bank of Scotland PLC, 6.125%, 2021	6,760,000	6,929,771
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,399,000
Wachovia Corp., 5.25%, 2014	4,613,000	4,944,513

		$111,182,204

Medical & Health Technology & Services – 0.2%
CareFusion Corp., 6.375%, 2019	$6,240,000	$7,043,051
Hospira, Inc., 6.05%, 2017	5,813,000	6,597,743

		$13,640,794

Metals & Mining – 0.2%
ArcelorMittal, 9.85%, 2019	$3,451,000	$4,374,940
ArcelorMittal, 5.25%, 2020	6,640,000	6,565,187
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,622,091
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,379,124

		$13,941,342

Mortgage-Backed – 12.3%
Fannie Mae, 4.01%, 2013	$948,825	$989,097
Fannie Mae, 4.021%, 2013	2,964,322	3,098,327
Fannie Mae, 4.767%, 2013	528,886	551,111
Fannie Mae, 4.562%, 2014	4,447,771	4,739,978
Fannie Mae, 4.63%, 2014	2,370,431	2,524,020
Fannie Mae, 4.778%, 2014	184,242	196,001
Fannie Mae, 4.841%, 2014	4,211,044	4,506,998
Fannie Mae, 4.88%, 2014 - 2020	1,476,084	1,583,158
Fannie Mae, 4.563%, 2015	328,467	352,210
Fannie Mae, 4.78%, 2015	2,281,869	2,474,909
Fannie Mae, 4.856%, 2015	636,740	688,956
Fannie Mae, 4.893%, 2015	2,836,056	3,083,442

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.19%, 2015	$1,325,265	$1,454,932
Fannie Mae, 5.09%, 2016	2,000,000	2,181,878
Fannie Mae, 5.35%, 2016	658,705	720,607
Fannie Mae, 5.662%, 2016	1,211,026	1,359,431
Fannie Mae, 5.725%, 2016	2,068,186	2,295,543
Fannie Mae, 5.05%, 2017	2,454,602	2,678,548
Fannie Mae, 5.5%, 2017 - 2040	136,647,888	148,705,279
Fannie Mae, 6%, 2017 - 2037	74,386,719	82,339,959
Fannie Mae, 3.8%, 2018	804,307	833,204
Fannie Mae, 3.91%, 2018	1,196,217	1,245,875
Fannie Mae, 4.5%, 2018 - 2041	33,138,958	34,832,975
Fannie Mae, 5%, 2018 - 2041	70,645,226	75,532,447
Fannie Mae, 7.5%, 2030 - 2032	800,222	939,208
Fannie Mae, 6.5%, 2031 - 2037	24,665,283	28,036,128
Freddie Mac, 6%, 2016 - 2037	42,025,268	46,457,206
Freddie Mac, 5%, 2017 - 2039	65,457,831	70,048,805
Freddie Mac, 3.154%, 2018	712,000	709,828
Freddie Mac, 4.5%, 2019 - 2039	43,631,667	45,703,632
Freddie Mac, 5.085%, 2019	6,789,000	7,254,514
Freddie Mac, 5.5%, 2019 - 2035	33,419,587	36,348,934
Freddie Mac, 3.808%, 2020	5,739,000	5,764,179
Freddie Mac, 4%, 2024	11,958,223	12,483,943
Freddie Mac, 6.5%, 2034 - 2037	12,117,384	13,704,630
Freddie Mac, 4%, 2040 - 2041	37,417,650	37,440,659
Freddie Mac, FRN, 3.882%, 2017	2,174,445	2,273,343
Ginnie Mae, 5.5%, 2032 - 2035	16,890,968	18,700,618
Ginnie Mae, 6%, 2032 - 2038	15,212,225	16,992,925
Ginnie Mae, 4.5%, 2033 - 2040	28,712,658	30,468,500
Ginnie Mae, 5%, 2033 - 2039	32,627,217	35,433,861
Ginnie Mae, 4%, 2041	18,947,774	19,280,348

		$807,010,146

Natural Gas - Pipeline – 0.2%
Enterprise Products Operating LLC, 6.5%, 2019	$5,184,000	$5,938,215
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,991,704
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,516,322

		$15,446,241

Network & Telecom – 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$7,908,144
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,394,350
Verizon New York, Inc., 6.875%, 2012	11,404,000	11,911,717

		$24,214,211

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$6,317,000	$7,041,667
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,636,725
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,507,066
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,575,950
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,825,304
HSBC Holdings PLC, 5.1%, 2021	3,688,000	3,779,403
Lloyds TSB Bank PLC, 4.875%, 2016	6,040,000	6,177,537
Nordea Bank AB, 4.875%, 2021 (z)	3,590,000	3,630,046
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	3,166,350
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,400,805

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$12,360,000	$12,112,800

		$65,853,653

Pharmaceuticals – 0.2%
Pfizer, Inc., 7.2%, 2039	$3,040,000	$3,816,635
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	9,655,109

		$13,471,744

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,174,450
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,276,296
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	12,348,609
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,851,673
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,365,509
WEA Finance LLC, REIT, 4.625%, 2021 (z)	5,810,000	5,638,355

		$28,654,892

Retailers – 0.3%
Home Depot, Inc., 5.95%, 2041	$6,436,000	$6,627,960
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,363,790
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	12,347,790

		$21,339,540

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,642,532

Telecommunications - Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,202,990
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,051,271
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,063,964

		$16,318,225

Transportation - Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$7,021,187

U.S. Government Agencies and Equivalents – 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,618,615
Small Business Administration, 4.35%, 2023	1,215,161	1,274,860
Small Business Administration, 4.77%, 2024	3,088,701	3,291,395
Small Business Administration, 5.18%, 2024	5,006,861	5,365,976
Small Business Administration, 5.52%, 2024	2,937,512	3,160,892
Small Business Administration, 4.99%, 2024	4,640,697	4,975,221
Small Business Administration, 4.95%, 2025	3,506,776	3,758,473

		$32,445,432

U.S. Treasury Obligations – 12.5%
U.S. Treasury Bonds, 2%, 2013	$11,523,000	$11,906,497
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,086,408
U.S. Treasury Bonds, 6%, 2026	6,445,000	8,022,014
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,235,776
U.S. Treasury Bonds, 5.25%, 2029	38,868,000	44,850,018
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,496,825
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	6,126,220
U.S. Treasury Bonds, 5%, 2037	18,185,000	20,199,552
U.S. Treasury Bonds, 4.5%, 2039	74,824,000	76,507,540
U.S. Treasury Notes, 1.375%, 2012	31,456,100	31,698,155
U.S. Treasury Notes, 1.375%, 2012	33,218,000	33,674,748
U.S. Treasury Notes, 1.375%, 2013	43,903,000	44,582,136
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,512,964

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.5%, 2013	$25,000,000	$26,448,250
U.S. Treasury Notes, 3.125%, 2013	65,703,000	69,501,422
U.S. Treasury Notes, 2.75%, 2013	54,555,000	57,282,750
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,363,152
U.S. Treasury Notes, 1.875%, 2014	28,430,000	29,318,438
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,297,769
U.S. Treasury Notes, 2.125%, 2015	119,795,000	123,838,081
U.S. Treasury Notes, 4.25%, 2015	856,000	955,577
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,780,695
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,300,948
U.S. Treasury Notes, 3.75%, 2018	125,611,000	136,072,010
U.S. Treasury Notes, TIPS, 1.25%, 2020	51,306,180	54,272,293

		$823,330,238

Utilities - Electric Power – 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$13,449,734	$14,419,018
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	6,012,215
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	14,402,659
Oncor Electric Delivery Co., 7%, 2022	8,725,000	10,402,067
PSEG Power LLC, 6.95%, 2012	6,285,000	6,626,338
PSEG Power LLC, 5.32%, 2016	5,099,000	5,620,516
System Energy Resources, Inc., 5.129%, 2014 (z)	1,658,608	1,702,429
Waterford 3 Funding Corp., 8.09%, 2017	4,576,028	4,607,786
		$63,793,028

Total Bonds		$2,502,820,845

Convertible Preferred Stocks – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	197,800	$9,640,772

Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	61,130	$3,417,167

Total Convertible Preferred Stocks		$13,057,939

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	105,972,851	$105,972,851

Total Investments		$6,548,320,800

Other Assets, Less Liabilities – 0.2%		10,399,155

Net Assets – 100.0%		$6,558,719,955

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $161,401,337, representing 2.46% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.636%, 2017	3/19/10	$6,799,499	$7,034,578

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040	3/01/06	$7,462,409	$4,173,818
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 9/14/10	8,018,312	8,140,528
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030	4/04/02	1,301,867	931,598
Nordea Bank AB, 4.875%, 2021	1/11/11	3,573,499	3,630,046
Russian Federation, 3.625%, 2015	4/22/10	11,950,739	12,330,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	7,460,734	6,693,422
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 6/06/11	1,658,608	1,702,429
WEA Finance LLC, REIT, 4.625%, 2021	5/03/11	5,764,612	5,638,355

Total Restricted Securities			$50,274,774
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,939,527,104	$—	$—	$3,939,527,104
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	859,870,151	—	859,870,151
Non-U.S. Sovereign Debt	—	79,950,956	—	79,950,956
Corporate Bonds	—	411,852,675	—	411,852,675
Residential Mortgage-Backed Securities	—	817,355,757	—	817,355,757
Commercial Mortgage-Backed Securities	—	132,018,392	—	132,018,392
Asset-Backed Securities (including CDOs)	—	19,348,924	—	19,348,924
Foreign Bonds	—	182,423,990	—	182,423,990
Mutual Funds	105,972,851	—	—	105,972,851

Total Investments	$4,045,499,955	$2,502,820,845	$—	$6,548,320,800

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Total Return Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,744,836,165

Gross unrealized appreciation	$873,692,672
Gross unrealized depreciation	(70,208,037)

Net unrealized appreciation (depreciation)	$803,484,635

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	77,437,958	712,098,557	(683,563,664)	105,972,851

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$103,251	$105,972,851

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.